Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Jun. 30, 2021	Aug. 04, 2020	Aug. 03, 2020	Aug. 02, 2020	Jul. 14, 2020	Jul. 13, 2020	Jun. 30, 2020	Jun. 10, 2020	Jun. 09, 2020	Sep. 04, 2019	Sep. 03, 2019	Aug. 27, 2019	Aug. 23, 2019
Statement of Financial Position [Abstract]
Preferred stock, par or stated value per share	$ 0.01	$ 0.01						$ 0.01
Preferred stock, shares authorized	1,000	1,000						1,000
Preferred stock, shares issued	1,000	1,000						1,000
Preferred stock, shares outstanding	1,000	1,000						1,000
Common stock, par value	$ 0.01	$ 0.01						$ 0.01
Common stock, shares authorized	500,000,000	500,000,000	500,000,000	250,000,000	500,000,000	250,000,000	100,000,000	500,000,000	100,000,000	250,000,000	100,000,000	25,000,000	25,000,000	100,000,000
Common stock, shares issued	81,656,033	78,612,608						19,318,679
Common stock, shares outstanding	81,627,663	78,584,238						19,174,492